CAPITALIZATION	12 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
CAPITALIZATION

NOTE 13. CAPITALIZATION

Common Stock

As of October 26, 2015, Wins Finance is authorized to issue up to 100,000,000 ordinary shares with a par value of $0.0001, there were 21,526,747 shares of Common Stock issued and outstanding. There were issued 16,800,000 and 4,726,747 ordinary shares to WFG's shareholders and former stockholders of Sino.

On June 28, 2016, the Company repurchased 5,100 of its ordinary shares from Bradley Reifler, a former director of the Company, for $60,180, and 1,480,000 shares from Bluesky LLC for $17,464,000. Of the amounts payable to Bluesky, $17 million was paid and the Company expects to pay the remaining $464,000 no later than June 30, 2017. Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s Co-Chief Executive Officer. As of June 30, 2016, there were 20,041,647 shares of Common Stock issued and outstanding.